Document and Entity Information	Jul. 31, 2025
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 31, 2025
Entity Registrant Name	TXO Partners, L.P.
Entity Tax Identification Number	32-0368858
Entity Address Address Line 1	400 West 7th Street
Entity Address City Or Town	Fort Worth
Entity Address State Or Province	TX
Entity Address Postal Zip Code	76102
City Area Code	817
Local Phone Number	334-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A of TXO Partners L.P. (the “Partnership”), amends and supplements the Current Report on Form 8-K of the Partnership, dated August 5, 2025 and filed with the Securities and Exchange Commission on August 5, 2025 (the “Initial Form 8-K”), which reported under Item 2.01 that on July 31, 2025, the Partnership’s wholly-owned subsidiary, Morningstar Operating LLC, along with North Hudson Resource Partners, L.P. (“North Hudson”), closed the previously announced acquisition of certain producing oil and gas assets located in the Elm Coulee field in Montana and North Dakota from White Rock Energy, LLC, a Delaware limited liability company (“WRE”) pursuant to that certain Purchase and Sale Agreement, dated as of May 13, 2025, by and among Morningstar Operating LLC, North Hudson and WRE (the “Transaction”).This amendment is filed to provide the financial statements of the businesses acquired in the Transaction and the pro forma financial information of the Partnership for the Transaction as required by Item 9.01 of Form 8-K. Except as set forth below, the Initial Form 8-K is unchanged.
Entity Incorporation State Country Code	DE
Entity Central Index Key	0001559432
Entity File Number	001-41605
NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Security 12b Title	Common Units representing limited partner interests
Trading Symbol	TXO
Security Exchange Name	NYSE
NYSE CHICAGO, INC. [Member]
Document Information [Line Items]
Security 12b Title	Common Units representing limited partner interests
Trading Symbol	TXO
Security Exchange Name	CHX